BALANCE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Mar. 31, 2023
Revenue From Contracts With Customers1 [Abstract]
Disclosure of net contract assets (liabilities)	Net contract liabilities are as follows:

	2023	2022
Contract assets - current	$693.8	$608.3
Contract assets - non-current (Note 15)	41.9	34.1
Contract liabilities - current	(905.7)	(788.3)
Contract liabilities - non-current (Note 20)	(94.0)	(130.3)
Net contract liabilities	$(264.0)	$(276.2)